Interest Expense and Related Charges	12 Months Ended
Dec. 31, 2015
Interest Expense and Related Charges [Abstract]
Interest Expense Disclosure [Text Block]
INTEREST EXPENSE AND RELATED CHARGES

	Year Ended December 31,
	2015	2014	2013
Interest expense on debtor-in-possession financing	$234	$125	$—
Interest paid/accrued on pre-petition debt	235	267	630
Interest expense related to pushed down debt	—	1	6
Interest expense on pre-petition toggle notes payable in additional principal (Note 9)	—	65	176
Amortization of debt exchange premiums	—	(24)	(80)
Amortization of debt exchange discounts and issuance costs	—	7	28
Total interest expense and related charges	$469	$441	$760

Interest expense for the year ended December 31, 2015 reflects interest paid and accrued on debtor-in-possession financing and post-petition interest paid on EFIH's pre-petition 11.00% Second Lien Notes due 2021 and 11.75% Second Lien Notes due 2022 as approved by the Bankruptcy Court in March 2015 (See Notes 8 and 9).

The Bankruptcy Code generally restricts payment of interest on pre-petition debt, subject to certain exceptions. However, the Bankruptcy Court ordered the payment of post-petition interest on the EFIH First Lien Notes in connection with the settlement in June 2014 as discussed in Note 8. Additionally, the Bankruptcy Court approved post-petition interest payments on the EFIH Second Lien Notes in March 2015 as discussed in Note 9. Additional payments may also be made upon approval by the Bankruptcy Court, at the federal judgment rate (see Note 10). Other than these amounts ordered or approved by the Bankruptcy Court, effective April 29, 2014, EFIH discontinued recording interest expense on outstanding pre-petition debt classified as liabilities subject to compromise (LSTC). The table below shows contractual interest amounts, which are amounts due under the contractual terms of EFIH's outstanding debt, including debt subject to compromise during the Chapter 11 Cases. Interest expense reported in the condensed statements of consolidated income (loss) for the year ended December 31, 2015 and the post-petition period ended December 31, 2014 does not include $365 million and $309 million, respectively in contractual interest on pre-petition debt classified as LSTC, which has been stayed by the Bankruptcy Count effective on the Petition Date, Interest expense as calculated under the contractual terms of EFIH's pre-petition debt, all of which is subject to compromise, totaled $415 million and $363 million for the year ended December 31, 2015 and for the post-petition period through December 31, 2014, respectively. Of the $235 million of interest paid/accrued on pre-petition debt for the year ended December 31, 2015, $50 million is contractually related to 2015, which is $365 million lower than the contractual requirement for the period. The remaining $185 million of interest paid on pre-petition debt related to contractual interest from 2014, which was accrued and paid in 2015 upon Bankruptcy Court approval.

	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Contractual interest on debt classified as LSTC	$415	$363
Approved interest paid/accrued (a)	50	54
Contractual interest on debt classified as LSTC not paid/accrued	$365	$309
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(a)
For the year ended December 31, 2015, represents portion of interest related to the EFIH Second Lien Notes that was repaid based on the approval of the Bankruptcy Court; however, excludes $185 million of post-petition interest paid in 2015 that contractually related to 2014 and default interest (see Note 9). For the post-petition period ended December 31, 2014, represents interest on EFIH First Lien Notes exchanged and settled in June 2014 (see Note 8).